DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers S&P 500 ESG ETF

November 30, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.5%
Communication Services - 7.8%
Alphabet, Inc., Class A*	178,078	$17,984,097
Alphabet, Inc., Class C*	160,088	16,240,928
AT&T, Inc.	210,211	4,052,868
Charter Communications, Inc., Class A*	3,305	1,293,213
Comcast Corp., Class A	132,399	4,851,099
Electronic Arts, Inc.	7,861	1,028,062
Interpublic Group of Cos., Inc.	11,592	398,301
Omnicom Group, Inc.	6,380	508,869
Take-Two Interactive Software, Inc.*	4,645	490,930
Verizon Communications, Inc.	125,084	4,875,774
Walt Disney Co.*	54,280	5,312,384
Warner Bros Discovery, Inc.*	65,137	742,562

(Cost $75,302,917)		57,779,087

Consumer Discretionary - 8.6%
Amazon.com, Inc.*	263,896	25,476,520
Aptiv PLC*	8,072	861,040
Best Buy Co., Inc.	5,997	511,544
BorgWarner, Inc.	7,118	302,586
Caesars Entertainment, Inc.*	6,325	321,373
Darden Restaurants, Inc.	3,765	553,417
Dollar Tree, Inc.*	6,617	994,469
eBay, Inc.	16,581	753,441
Etsy, Inc.*	3,781	499,432
Expedia Group, Inc.*	4,454	475,865
Ford Motor Co.	115,889	1,610,857
General Motors Co.	42,783	1,735,278
Hasbro, Inc.	3,852	241,983
Hilton Worldwide Holdings, Inc.	8,221	1,172,479
Las Vegas Sands Corp.*	9,822	460,062
Lowe’s Cos., Inc.	19,040	4,046,952
Marriott International, Inc., Class A	8,131	1,344,461
McDonald’s Corp.	22,010	6,004,108
MGM Resorts International	10,873	400,779
Mohawk Industries, Inc.*	1,647	166,890
Newell Brands, Inc.	11,207	145,355
NIKE, Inc., Class B	37,601	4,124,454
PulteGroup, Inc.	7,334	328,417
Ralph Lauren Corp.	1,415	160,065
Royal Caribbean Cruises Ltd.*	6,500	389,545
Starbucks Corp.	33,873	3,461,821
Tapestry, Inc.	7,774	293,624
Target Corp.	13,699	2,288,692
TJX Cos., Inc.	35,121	2,811,436
VF Corp.	9,484	311,265
Whirlpool Corp.	1,749	256,281
Yum! Brands, Inc.	8,587	1,104,803

(Cost $82,201,422)		63,609,294

Consumer Staples - 7.1%
Archer-Daniels-Midland Co.	16,493	1,608,067
Brown-Forman Corp., Class B	5,456	398,397
Campbell Soup Co.	5,972	320,517
Coca-Cola Co.	115,462	7,344,538
Colgate-Palmolive Co.	24,761	1,918,482
Conagra Brands, Inc.	14,056	533,847
Constellation Brands, Inc., Class A	4,831	1,243,258
Estee Lauder Cos., Inc., Class A	6,893	1,625,300
General Mills, Inc.	17,749	1,513,990
Hershey Co.	4,376	1,029,104
Hormel Foods Corp.	8,622	405,234
J M Smucker Co.	3,232	497,760
Kellogg Co.	7,396	539,538
Kraft Heinz Co.	23,724	933,539
Kroger Co.	19,711	969,584
McCormick & Co., Inc.	7,382	628,799
Molson Coors Beverage Co., Class B	5,606	308,947
Mondelez International, Inc., Class A	40,816	2,759,570
PepsiCo, Inc.	41,094	7,623,348
Procter & Gamble Co.	71,092	10,604,083
Sysco Corp.	14,948	1,293,151
Tyson Foods, Inc., Class A	8,656	573,720
Walgreens Boots Alliance, Inc.	21,205	880,008
Walmart, Inc.	42,449	6,470,077

(Cost $48,614,341)		52,022,858

Energy - 5.4%
APA Corp.	10,015	469,203
Baker Hughes Co.	30,424	882,904
ConocoPhillips	37,872	4,677,571
Devon Energy Corp.	19,552	1,339,703
EOG Resources, Inc.	17,346	2,461,918
Exxon Mobil Corp.	124,074	13,814,399
Halliburton Co.	26,327	997,530
Hess Corp.	8,094	1,164,808
Kinder Morgan, Inc.	57,456	1,098,559
Marathon Oil Corp.	20,937	641,300
Marathon Petroleum Corp.	14,925	1,818,014
Occidental Petroleum Corp.	22,223	1,544,276
ONEOK, Inc.	12,989	869,224
Phillips 66	14,407	1,562,295
Pioneer Natural Resources Co.	7,097	1,674,821
Schlumberger N.V.	41,390	2,133,654
Valero Energy Corp.	12,122	1,619,742
Williams Cos., Inc.	36,012	1,249,616

(Cost $28,489,978)		40,019,537

Financials - 11.6%
Aflac, Inc.	17,867	1,285,173
Allstate Corp.	8,217	1,100,256
American Express Co.	18,128	2,856,792
American International Group, Inc.	23,454	1,480,182
Ameriprise Financial, Inc.	3,286	1,090,788
Assurant, Inc.	1,687	216,307
Bank of America Corp.	209,236	7,919,583

Bank of New York Mellon Corp.	21,832	1,002,089
BlackRock, Inc.	4,496	3,219,136
Capital One Financial Corp.	11,642	1,201,920
Cboe Global Markets, Inc.	3,111	394,599
Charles Schwab Corp.	45,470	3,753,094
Chubb Ltd.	12,438	2,731,260
Cincinnati Financial Corp.	4,442	492,884
Citigroup, Inc.	57,528	2,784,930
CME Group, Inc.	10,661	1,881,667
Comerica, Inc.	3,812	273,473
Discover Financial Services	8,560	927,562
FactSet Research Systems, Inc.	1,120	516,645
Fifth Third Bancorp	20,369	740,617
Franklin Resources, Inc.	8,218	220,325
Globe Life, Inc.	2,655	318,494
Goldman Sachs Group, Inc.	10,123	3,908,996
Hartford Financial Services Group, Inc.	9,969	761,333
Intercontinental Exchange, Inc.	16,649	1,803,253
Invesco Ltd.	13,531	258,577
JPMorgan Chase & Co.	87,161	12,043,907
KeyCorp	27,241	512,403
Lincoln National Corp.	4,886	190,261
MarketAxess Holdings, Inc.	1,109	297,123
Marsh & McLennan Cos., Inc.	14,893	2,579,170
MetLife, Inc.	20,577	1,578,256
Moody’s Corp.	4,780	1,425,731
Morgan Stanley	39,872	3,710,887
MSCI, Inc.	2,387	1,212,190
Nasdaq, Inc.	10,074	689,666
Northern Trust Corp.	6,139	571,602
PNC Financial Services Group, Inc.	12,348	2,077,674
Principal Financial Group, Inc.	7,390	662,735
Prudential Financial, Inc.	11,037	1,192,327
Raymond James Financial, Inc.	5,783	676,033
Regions Financial Corp.	28,429	659,837
S&P Global, Inc.	10,151	3,581,273
State Street Corp.	10,827	862,587
Synchrony Financial	15,316	575,575
T. Rowe Price Group, Inc.	6,787	847,764
Travelers Cos., Inc.	7,090	1,345,753
Truist Financial Corp.	39,544	1,851,055
US Bancorp	40,010	1,816,054
W.R. Berkley Corp.	6,190	472,173
Willis Towers Watson PLC	3,307	814,051

(Cost $85,466,793)		85,386,022

Health Care - 16.3%
Abbott Laboratories	52,070	5,601,691
AbbVie, Inc.	52,666	8,488,706
Agilent Technologies, Inc.	8,850	1,371,573
AmerisourceBergen Corp.	4,480	764,691
Amgen, Inc.	15,938	4,564,643
Baxter International, Inc.	15,000	847,950
Becton Dickinson and Co.	8,378	2,088,971
Biogen, Inc.*	4,289	1,308,874
Bio-Rad Laboratories, Inc., Class A*	610	252,973
Boston Scientific Corp.*	41,923	1,897,854
Bristol-Myers Squibb Co.	63,605	5,106,209
Cardinal Health, Inc.	8,156	653,867
Catalent, Inc.*	5,314	266,391
Centene Corp.*	17,295	1,505,530
Charles River Laboratories International, Inc.*	1,504	343,769
Cigna Corp.	9,082	2,986,979
CVS Health Corp.	39,091	3,982,591
DaVita, Inc.*	1,779	131,166
Edwards Lifesciences Corp.*	18,525	1,431,056
Elevance Health, Inc.	7,148	3,809,312
Eli Lilly & Co.	23,487	8,715,556
Gilead Sciences, Inc.	37,336	3,279,221
Henry Schein, Inc.*	3,973	321,495
Hologic, Inc.*	7,367	561,071
Humana, Inc.	3,808	2,094,019
IDEXX Laboratories, Inc.*	2,506	1,067,230
Illumina, Inc.*	4,570	996,626
Laboratory Corp. of America Holdings	2,698	649,409
McKesson Corp.	4,309	1,644,659
Medtronic PLC	39,594	3,129,510
Merck & Co., Inc.	75,461	8,309,765
Mettler-Toledo International, Inc.*	663	974,318
Moderna, Inc.*	10,032	1,764,729
Organon & Co.	7,608	197,960
PerkinElmer, Inc.	3,808	532,092
Pfizer, Inc.	167,150	8,379,229
Quest Diagnostics, Inc.	3,590	545,070
Regeneron Pharmaceuticals, Inc.*	3,166	2,379,882
Thermo Fisher Scientific, Inc.	11,608	6,503,034
UnitedHealth Group, Inc.	27,855	15,257,855
Vertex Pharmaceuticals, Inc.*	7,629	2,413,816
Viatris, Inc.	35,680	393,550
Waters Corp.*	1,782	617,641
West Pharmaceutical Services, Inc.	2,181	511,793
Zoetis, Inc.	14,019	2,160,889

(Cost $108,104,961)		120,805,215

Industrials - 6.6%
American Airlines Group, Inc.*	19,286	278,297
Carrier Global Corp.	25,360	1,123,955
Caterpillar, Inc.	15,929	3,765,775
Cintas Corp.	2,609	1,204,784
CSX Corp.	63,824	2,086,407
Cummins, Inc.	4,185	1,051,105
Deere & Co.	8,248	3,637,368
Dover Corp.	4,221	599,171
Eaton Corp. PLC	11,769	1,923,643
Emerson Electric Co.	17,508	1,676,741

Fastenal Co.	16,949	873,043
FedEx Corp.	7,174	1,307,246
Fortive Corp.	10,368	700,358
Generac Holdings, Inc.*	1,857	195,951
General Electric Co.	32,382	2,783,880
IDEX Corp.	2,192	520,578
Illinois Tool Works, Inc.	8,449	1,921,894
Ingersoll Rand, Inc.	12,018	648,611
JB Hunt Transport Services, Inc.	2,496	458,989
Johnson Controls International PLC	20,652	1,372,119
Nordson Corp.	1,625	384,296
Otis Worldwide Corp.	12,592	983,309
PACCAR, Inc.	10,123	1,072,127
Parker-Hannifin Corp.	3,770	1,127,004
Pentair PLC	4,832	221,161
Republic Services, Inc.	6,093	848,694
Robert Half International, Inc.	3,231	254,538
Rockwell Automation, Inc.	3,412	901,519
Snap-on, Inc.	1,538	370,043
Stanley Black & Decker, Inc.	4,747	387,925
Trane Technologies PLC	6,997	1,248,405
Union Pacific Corp.	18,760	4,078,987
United Parcel Service, Inc., Class B	21,743	4,125,299
United Rentals, Inc.*	2,157	761,486
Verisk Analytics, Inc.	4,723	867,662
Waste Management, Inc.	11,373	1,907,480
Westinghouse Air Brake Technologies Corp.	5,602	566,306
Xylem, Inc.	5,236	588,265

(Cost $47,564,564)		48,824,421

Information Technology - 29.0%
Adobe, Inc.*	13,887	4,790,043
Advanced Micro Devices, Inc.*	48,145	3,737,496
ANSYS, Inc.*	2,613	664,486
Apple, Inc.	449,853	66,591,740
Applied Materials, Inc.	26,139	2,864,834
Arista Networks, Inc.*	7,412	1,032,492
Autodesk, Inc.*	6,510	1,314,695
CDW Corp.	4,022	758,710
Cisco Systems, Inc.	123,022	6,116,654
Corning, Inc.	22,003	750,962
Gen Digital, Inc.	16,913	388,322
Hewlett Packard Enterprise Co.	38,621	648,060
HP, Inc.	27,021	811,711
Intel Corp.	121,175	3,643,732
Intuit, Inc.	8,334	3,396,855
Juniper Networks, Inc.	9,555	317,608
Keysight Technologies, Inc.*	5,388	974,635
Lam Research Corp.	4,116	1,944,316
Mastercard, Inc., Class A	25,429	9,062,896
Micron Technology, Inc.	33,135	1,910,233
Microsoft Corp.	222,086	56,663,022
Motorola Solutions, Inc.	5,020	1,366,444
NVIDIA Corp.	74,551	12,616,266
Oracle Corp.	45,236	3,755,945
QUALCOMM, Inc.	33,204	4,199,974
Roper Technologies, Inc.	3,096	1,358,803
Salesforce, Inc.*	29,623	4,747,086
Seagate Technology Holdings PLC	5,938	314,536
TE Connectivity Ltd.	9,594	1,209,995
Texas Instruments, Inc.	27,202	4,908,873
Trimble, Inc.*	7,381	441,015
Tyler Technologies, Inc.*	1,215	416,429
Visa, Inc., Class A	48,860	10,602,620
Zebra Technologies Corp., Class A*	1,559	421,367

(Cost $231,387,768)		214,742,855

Materials - 2.8%
Air Products and Chemicals, Inc.	6,546	2,030,307
Albemarle Corp.	3,439	956,008
Amcor PLC	45,120	557,232
Ball Corp.	9,772	548,014
CF Industries Holdings, Inc.	6,225	673,483
Corteva, Inc.	21,425	1,438,903
Dow, Inc.	21,693	1,105,692
Ecolab, Inc.	7,349	1,101,101
FMC Corp.	3,735	487,940
Freeport-McMoRan, Inc.	43,311	1,723,778
International Flavors & Fragrances, Inc.	7,454	788,782
International Paper Co.	11,285	418,899
Linde PLC	14,910	5,016,917
LyondellBasell Industries NV, Class A	7,682	653,047
Mosaic Co.	11,018	565,223
Newmont Corp.	23,482	1,114,691
PPG Industries, Inc.	6,991	945,323
Westrock Co.	7,799	295,738

(Cost $20,539,976)		20,421,078

Real Estate - 2.6%
Alexandria Real Estate Equities, Inc. REIT	4,323	672,702
American Tower Corp. REIT	13,761	3,044,621
AvalonBay Communities, Inc. REIT	4,111	719,014
Boston Properties, Inc. REIT	4,135	298,051
CBRE Group, Inc., Class A*	9,832	782,627
Digital Realty Trust, Inc. REIT	8,363	940,503
Equinix, Inc. REIT	2,704	1,867,518
Equity Residential REIT	10,221	662,934
Essex Property Trust, Inc. REIT	1,912	421,367
Extra Space Storage, Inc. REIT	3,893	625,566
Federal Realty Investment Trust REIT	2,104	233,754
Healthpeak Properties, Inc. REIT	15,714	412,650
Host Hotels & Resorts, Inc. REIT	21,049	398,668
Iron Mountain, Inc. REIT	8,615	468,053
Kimco Realty Corp. REIT	17,751	406,853
Prologis, Inc. REIT	27,534	3,243,230

Regency Centers Corp. REIT	4,416	293,355
Simon Property Group, Inc. REIT	9,694	1,157,851
UDR, Inc. REIT	8,886	368,503
Ventas, Inc. REIT	11,662	542,633
Vornado Realty Trust REIT(a)	4,725	119,495
Welltower, Inc. REIT	13,510	959,615
Weyerhaeuser Co. REIT	21,889	715,989

(Cost $22,069,213)		19,355,552

Utilities - 1.7%
American Water Works Co., Inc.	5,424	823,146
Consolidated Edison, Inc.	10,450	1,024,518
Edison International	11,219	747,859
Entergy Corp.	5,942	690,876
Eversource Energy	10,192	844,509
Exelon Corp.	29,159	1,206,308
NextEra Energy, Inc.	58,524	4,956,983
Public Service Enterprise Group, Inc.	14,955	905,525
Sempra Energy	9,496	1,578,140

(Cost $12,090,287)		12,777,864

TOTAL COMMON STOCKS (Cost $761,832,220)		735,743,783

CASH EQUIVALENTS - 0.3%
DWS Government Money Market Series “Institutional Shares”, 3.74%(b)
(Cost $2,512,440)	2,512,440	2,512,440

TOTAL INVESTMENTS - 99.8% (Cost $764,344,660)		$738,256,223
Other assets and liabilities, net - 0.2%		1,443,196

NET ASSETS - 100.0%		$739,699,419

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69%(b)(c)
—	—	0 (d)	—	—	2,561	—	—	—
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 3.74%(b)
1,156,171	5,040,824	(3,684,555)	—	—	10,603	—	2,512,440	2,512,440

1,156,171	5,040,824	(3,684,555)	—	—	13,164	—	2,512,440	2,512,440

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2022 amounted to $110,037, which is 0.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $112,328.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2022.

REIT:	Real Estate Investment Trust

At November 30, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
E-Mini S&P 500 ESG Futures	USD	21	$3,552,305	$3,748,920	12/16/2022	$196,615

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2022.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$735,743,783	$—	$—	$735,743,783
Short-Term Investments(a)	2,512,440	—	—	2,512,440
Derivatives(b)
Futures Contracts	196,615	—	—	196,615

TOTAL	$738,452,838	$—	$—	$738,452,838

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

SNPE-PH1

R-089711-1 (5/24) DBX005195 (5/24)